Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: March 12, 2025

Payment Date	3/17/2025
Collection Period Start	2/1/2025
Collection Period End	2/28/2025
Interest Period Start	2/18/2025
Interest Period End	3/16/2025

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$61,882,716.34	$12,475,548.12	$49,407,168.22	0.226763	Oct-26
Class A-2b Notes	$61,882,716.34	$12,475,548.12	$49,407,168.22	0.226763	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$616,555,432.68	$24,951,096.24	$591,604,336.44

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$671,714,523.38	$644,344,414.34	0.524296
YSOC Amount	$52,338,882.41	$49,919,869.61
Adjusted Pool Balance	$619,375,640.97	$594,424,544.73
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$61,882,716.34	5.91000%	30/360	$304,772.38
Class A-2b Notes	$61,882,716.34	4.92864%	ACT/360	$228,748.22
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$616,555,432.68			$2,890,035.44

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$671,714,523.38	$644,344,414.34
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$619,375,640.97	$594,424,544.73
Number of Receivables Outstanding	38,954	38,206
Weighted Average Contract Rate	5.16%	5.16%
Weighted Average Remaining Term (months)	40.7	39.7

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,868,503.23
Principal Collections	$27,272,467.27
Liquidation Proceeds	$237,434.17
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$30,378,404.67
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$30,378,404.67

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$559,762.10	$559,762.10	$—	$—	$29,818,642.57
Interest - Class A-1 Notes	$—	$—	$—	$—	$29,818,642.57
Interest - Class A-2a Notes	$304,772.38	$304,772.38	$—	$—	$29,513,870.19
Interest - Class A-2b Notes	$228,748.22	$228,748.22	$—	$—	$29,285,121.97
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$27,365,685.97
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$27,063,283.64
First Allocation of Principal	$—	$—	$—	$—	$27,063,283.64
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$27,018,391.47
Second Allocation of Principal	$—	$—	$—	$—	$27,018,391.47
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$26,973,499.30
Third Allocation of Principal	$10,860,887.95	$10,860,887.95	$—	$—	$16,112,611.35
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$16,067,719.18
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,797,719.18
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,797,719.18
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,977,510.89
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,977,510.89
Remaining Funds to Certificates	$1,977,510.89	$1,977,510.89	$—	$—	$—
Total	$30,378,404.67	$30,378,404.67	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$52,338,882.41
Increase/(Decrease)	$(2,419,012.80)
Ending YSOC Amount	$49,919,869.61

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$619,375,640.97	$594,424,544.73
Note Balance	$616,555,432.68	$591,604,336.44
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	10	$97,641.77
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	113	$237,434.17
Monthly Net Losses (Liquidation Proceeds)			$(139,792.40)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.35%
Second Preceding Collection Period			0.39%
Preceding Collection Period			0.09%
Current Collection Period			(0.25)%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$2,011,536.61
Cumulative Net Loss Ratio			0.16%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.19%	63	$1,224,079.81
60-89 Days Delinquent	0.09%	25	$609,058.52
90-119 Days Delinquent	0.03%	6	$173,963.17
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.31%	94	$2,007,101.50

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$124,167.65
Total Repossessed Inventory		7	$140,116.86

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		31	$783,021.69
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.06%
Preceding Collection Period			0.09%
Current Collection Period			0.12%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.44	0.07%	18	0.05%